Related Parties Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTIES TRANSACTIONS
NOTE 15:-	RELATED PARTIES TRANSACTIONS

Agreements with controlling shareholder and its affiliates:

The Company has in effect agreements with affiliated companies pursuant to which the Company has rendered services amounting to approximately $ 3,950, $ 2,511 and $ 2,535, in aggregate for the years ended December 31, 2016, 2017 and 2018, respectively and acquired services amounting to approximately $ 102, $ 165 and $ 309 for the years ended December 31, 2016, 2017 and 2018, respectively.

As of December 31, 2017 and 2018, the Company had trade and other receivables balances due to its related parties in amount of approximately $ 931 and $ 601, respectively. In addition, as of December 31, 2017 and 2018, the Company had trade payables balances due from its related parties in amount of approximately $ 64 and $ 106, respectively.